Commitments, Contingencies, Guarantees and Indemnifications (Details) - USD ($)	Mar. 31, 2014	Mar. 31, 2013
Capital lease obligations
Leased laboratory equipment		$ 19,000
Leased office equipment	$ 4,500	4,500
Total lease obligations	4,500	23,500
Accumulated amortization	(2,500)	(11,100)
Leased laboratory and computer equipment, net	$ 2,000	$ 12,400